AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 27, 2009.

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 213	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 215	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

H. Bruce Bond	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Clifford Chance US LLP
(Name and Address of Agent for Service)	31 West 52nd Street
New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on April 24, 2009 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 159 to its Registration Statement until April 24, 2009. Post-Effective Amendment No. 159 to the Trust’s Registration Statement relates to the PowerShares Lux Nanotech Portfolio, which was created pursuant to Post-Effective Amendment No. 35 to the Trust’s Registration Statement filed on July 12, 2005.  Post-Effective Amendment No. 159 to the Trust’s Registration Statement was filed in order to include global securities in PowerShares Lux Nanotech Portfolio’s portfolio.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 175, 180, 189, 193, 197, 201, 203, 204, 205, 206, 207, 208, 209, 210, 211, 212 and 213 to the Trust’s Registration Statement filed on March 31, 2008, April 25, 2008, May 23, 2008, June 20, 2008, July 18, 2008, August 15, 2008, September 12, 2008, September 22, 2008, September 26, 2008, October 10, 2008, November 7, 2008, December 5, 2008, December 19, 2008, January 2, 2009, January 30, 2009, February 27, 2009 and March 27, 2009, respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 159 under the Securities Act of 1933 and Amendment No. 161 under the Investment Company Act of 1940, filed on January 31, 2008 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 27th day of March, 2009.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	March 27, 2009
Harold Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer,	March 27, 2009
Bruce T. Duncan	Treasurer and Secretary

*/s/ Ronn R. Bagge	Trustee	March 27, 2009
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	March 27, 2009
Marc M. Kole

*/s/ D. Mark McMillan	Trustee	March 27, 2009
D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	March 27, 2009
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	March 27, 2009
Donald S. Wilson

*By: /s/ Stuart M. Strauss		March 27, 2009
Stuart M. Strauss
Attorney-In-Fact